Net Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contracts with Customers [Abstract]
Schedule of Disaggregation of Revenue
The following table presents the Company’s revenue disaggregated based on revenue source and timing of revenue recognition. The Company believes these categories best depict the nature and timing of revenue.

(in millions)	2024	2023	2022
Type of goods and services:
Wafer revenue(1)(2)	$6,098	$6,536	$7,301
Non wafer revenue(1)(2)	652	856	807
Total	$6,750	$7,392	$8,108

Timing of revenue recognition:
Revenue recognized over time	$484	$471	$445
Revenue recognized at a point in time	6,266	6,921	7,663
Total	$6,750	$7,392	$8,108
(1) Beginning in 2024, access fees and other have been reclassified from wafer revenue to non wafer revenue. Prior period amounts have been recast to conform to the current presentation.
(2) Beginning in the fourth quarter 2023, underutilization charges have been included in wafer revenue. Prior period amounts have been recast to conform to the current presentation.
The following table presents the Company’s revenue disaggregated based on end markets for the year ended December 31, 2024:

(in millions):	2024
Smart Mobile Devices	$3,048
Communications Infrastructure & Datacenter	577
Home and Industrial IoT	1,267
Automotive	1,206
Non wafer revenue and other	652
Total	$6,750